Other Components of Equity - Summary of Movement of Hedging Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Balance at the beginning	₨ 538,842.2		₨ 768,036.7	₨ 539,351.8
Gain/(loss) recognized on cash flow hedges	104,519.0	$ 1,603.6	(266,264.8)	(12,677.6)
(Gain)/loss reclassified to profit or loss	102,536.7	1,573.3	108,817.5	18,047.9
Balance at the end	913,947.3	14,023.2	538,842.2	768,036.7
Hedging reserve [Member]
Balance at the beginning	(213,038.1)	(3,268.7)	(84,860.0)	(88,603.2)
Gain/(loss) recognized on cash flow hedges	104,519.0	1,603.6	(266,264.8)	(12,677.6)
Income tax relating to gain/loss recognized on cash flow hedges	(19,616.7)	(301.0)	50,952.5	1,982.5
(Gain)/loss reclassified to profit or loss	102,536.7	1,573.3	108,817.5	18,047.9
Income tax relating to gain/loss reclassified to profit or loss	(19,482.0)	(298.9)	(21,683.3)	(3,609.6)
Balance at the end	₨ (45,081.1)	$ (691.7)	₨ (213,038.1)	₨ (84,860.0)